Other (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other general expense - net
Provisions for environmental matters - net	$ (2,751)	$ 6,736	$ 9,100
Loss (gain) on disposition of assets	5,207	3,454	(5,469)
Net expense (income) of exit or disposal activities	63	(4,942)	(900)
Total	2,519	5,248	2,731
Other expense (income) - net
Dividend and royalty income	(5,904)	(4,666)	(4,963)
Net expense from financing activities	9,829	9,220	8,023
Foreign currency transaction related losses (gains)	7,669	(3,071)	4,748
Other income	(22,684)	(21,074)	(22,167)
Other expense	12,026	9,651	9,550
Total	$ 936	$ (9,940)	$ (4,809)